Accrued Liabilities and Other and Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued Liabilities and Other

	December 31, 2019 $	December 31, 2018 $
Accrued liabilities
Voyage, vessel and corporate expenses	121,937	98,135
Interest	29,371	47,731
Payroll and related liabilities	33,494	34,849
Distributions payable and other	6,487	6,426
Deferred revenues and gains – current (note 2)	36,242	30,108
In-process revenue contracts – current	5,933	5,930
Current portion of derivative liabilities (note 16)	39,263	12,205
Office lease liability – current (note 1)	3,627	—
	276,354	235,384

Schedule of Other Long-Term Liabilities
Other Long-Term Liabilities

	December 31, 2019 $	December 31, 2018 $
Deferred revenues and gains (note 2)	28,612	31,324
Guarantee liabilities	10,113	9,434
Asset retirement obligation	31,068	27,759
Pension liabilities	7,238	4,847
In-process revenue contracts	11,866	17,800
Derivative liabilities (note 16)	51,914	56,352
Unrecognized tax benefits (note 22)	62,958	40,556
Office lease liability – long-term (note 1)	10,254	—
Other	2,325	1,325
	216,348	189,397